ACCOUNTS RECEIVABLE, NET - THIRD PARTIES	6 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES.
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES

4.ACCOUNTS RECEIVABLE, NET – THIRD PARTIES

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net of provision for doubtful accounts consist of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable	$39,382,659	$39,500,254
Less: allowance for expected credit losses	(12,364,291)	(13,417,481)
Accounts receivable, net	$27,018,368	$26,082,773

The Company reversed provision for expected credit losses of $749,688 for the six months ended June 30, 2024, and provided allowance for expected credit loss of $398,378 for the six months ended June 30, 2023. Movement of allowance for doubtful accounts was as follows:

	June 30,	June 30,
	2024	2023
Balance at beginning of the period	$13,417,481	$17,681,792
(Reversal of charge) charge to expenses	(749,688)	398,378
Foreign exchange income	(303,502)	(881,194)
Balance at end of the period	$12,364,291	$17,198,976